Schedule of Investments (unaudited)	iShares® MSCI Switzerland ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 0.2%
Banque Cantonale Vaudoise, Registered	23,556	$2,201,879

Building Products — 1.3%
Geberit AG, Registered	35,504	17,018,966

Capital Markets — 7.8%
Credit Suisse Group AG, Registered	2,934,034	8,974,519
Julius Baer Group Ltd.	225,989	13,017,496
Partners Group Holding AG	21,715	21,636,162
UBS Group AG, Registered	2,981,579	55,018,109
		98,646,286
Chemicals — 5.9%
Clariant AG, Registered	319,897	5,198,275
EMS-Chemie Holding AG, Registered	9,313	6,488,872
Givaudan SA, Registered	8,565	28,955,488
Sika AG, Registered	133,723	34,174,318
		74,816,953
Construction Materials — 2.1%
Holcim AG	519,848	27,156,756

Containers & Packaging — 0.6%
SIG Group AG	359,493	7,925,382

Diversified Telecommunication Services — 1.1%
Swisscom AG, Registered	26,718	14,407,997

Electric Utilities — 0.2%
BKW AG	16,755	2,165,534

Electrical Equipment — 3.5%
ABB Ltd., Registered	1,416,526	44,518,841

Food Products — 22.6%
Barry Callebaut AG, Registered	4,216	8,610,775
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,119	11,771,119
Chocoladefabriken Lindt & Spruengli AG, Registered	116	11,946,695
Nestle SA, Registered	2,140,121	254,724,760
		287,053,349
Health Care Equipment & Supplies — 4.7%
Alcon Inc.	459,973	31,719,569
Sonova Holding AG, Registered	54,356	14,114,040
Straumann Holding AG	116,001	13,538,640
		59,372,249
Insurance — 8.5%
Baloise Holding AG, Registered	55,164	8,343,102
Swiss Life Holding AG, Registered	30,839	16,486,034
Swiss Re AG	285,411	25,580,503
Zurich Insurance Group AG	119,118	57,228,671
		107,638,310
Life Sciences Tools & Services — 3.3%
Bachem Holding AG, Class A	56,230	5,509,328
Lonza Group AG, Registered	67,793	35,665,370
		41,174,698
Machinery — 1.9%
Schindler Holding AG, Participation Certificates, NVS	48,377	9,170,867
Schindler Holding AG, Registered	33,714	6,070,419
VAT Group AG(a)	31,795	8,911,326
		24,152,612
Security	Shares	Value

Marine — 1.1%
Kuehne + Nagel International AG, Registered	56,006	$13,606,058

Pharmaceuticals — 24.5%
Novartis AG, Registered	1,550,877	137,957,544
Roche Holding AG, NVS	521,086	170,199,121
Roche Holding AG, Bearer	5,632	2,262,455
		310,419,120
Professional Services — 1.8%
Adecco Group AG, Registered	205,974	7,002,418
SGS SA, Registered	6,426	15,097,708
		22,100,126
Real Estate Management & Development — 0.6%
Swiss Prime Site AG, Registered	93,556	7,804,951

Software — 0.4%
Temenos AG, Registered	85,249	5,253,314

Technology Hardware, Storage & Peripherals — 0.9%
Logitech International SA, Registered	188,802	11,446,572

Textiles, Apparel & Luxury Goods — 5.8%
Cie. Financiere Richemont SA, Class A, Registered	452,694	60,012,734
Swatch Group AG (The), Bearer	33,987	9,094,473
Swatch Group AG (The), Registered	95,252	4,606,107
		73,713,314

Total Common Stocks — 98.8%
(Cost: $1,263,759,063)		1,252,593,267

Rights

Capital Markets — 0.0%
Credit Suisse Group AG, (Expires 12/22/22, Strike Price CHF 2.52)(b)	2,764,090	257,057

Total Rights — 0.0%
(Cost: $0)		257,057

Total Long-Term Investments — 98.8%
(Cost: $1,263,759,063)		1,252,850,324

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	530,000	530,000

Total Short-Term Securities — 0.0%
(Cost: $530,000)		530,000

Total Investments — 98.8%
(Cost: $1,264,289,063)		1,253,380,324

Other Assets Less Liabilities — 1.2%		15,165,907

Net Assets — 100.0%		$1,268,546,231

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Switzerland ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$50,000	$480,000	(a)	$—	$—	$—	$530,000	530,000	$1,791	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Swiss Market Index	114	12/16/22	$13,579	$559,959

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$1,252,593,267	$—	$1,252,593,267
Rights	257,057	—	—	257,057
Money Market Funds	530,000	—	—	530,000
	$787,057	$1,252,593,267	$—	$1,253,380,324
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$559,959	$—	$559,959

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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